Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Discount of the projected benefit obligation at present value	10.20%	8.00%	7.10%
Salary increase	6.00%	6.00%	6.80%
Remaining labor life	15 years 8 months 12 days	16 years 1 month 6 days	17 years 8 months 12 days
Inflation	5.80%	7.10%	6.80%